INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Total deferred tax assets	$ 17,412,196	$ 12,437,741
Total deferred tax liabilities		1,044,997
Less: valuation allowance	$ (17,412,196)
Net deferred tax asset		$ 11,392,744